CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents		$ 79,232,566	$ 49,066,462	$ 84,693,825
Other assets		2,712,911	3,281,496
Total assets		654,874,257	607,614,800
Liabilities and Stockholders' Equity
Subordinated debentures		4,000,000	4,000,000
Accrued interest payable		227,947	174,480
Other liabilities		1,485,891	1,667,777
Total liabilities		574,600,382	530,484,907
Stockholders' Equity
Common stock		700,588	700,728
Additional paid-in-capital		55,806,256	55,818,936
Retained earnings		23,369,037	20,412,898
Accumulated other comprehensive income (loss)	[1]	397,994	197,331	(1,692,488)
Total stockholders' equity		80,273,875	77,129,893	73,095,630
Total liabilities and stockholders' equity		654,874,257	607,614,800
First Clover Leaf Financial Corp.
Assets
Cash and cash equivalents		996,950	1,141,653	$ 691,126
Investment in common stock of subsidiary		83,079,782	79,868,529
Other assets		214,079	173,079
Total assets		84,290,811	81,183,261
Liabilities and Stockholders' Equity
Subordinated debentures		4,000,000	4,000,000
Accrued interest payable		8,388	7,424
Other liabilities		8,548	45,944
Total liabilities		4,016,936	4,053,368
Stockholders' Equity
Common stock		700,588	700,728
Additional paid-in-capital		55,806,256	55,818,936
Retained earnings		23,369,037	20,412,898
Accumulated other comprehensive income (loss)		397,994	197,331
Total stockholders' equity		80,273,875	77,129,893
Total liabilities and stockholders' equity		$ 84,290,811	$ 81,183,261

[1]	All amounts are net of tax.